SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Software and Electronic Equipment | Maximum
Property, plant and equipment
Estimated useful life	5 years
Software and Electronic Equipment | Minimum
Property, plant and equipment
Estimated useful life	3
Building
Property, plant and equipment
Estimated useful life	P20Y